Prospectus




                        --------------------------------

                                       The

                                     ORBITEX

                                  Cash Reserves
                                      Fund
                        --------------------------------



                              Institutional Shares









                                   MAY 14, 2001,
                          (as amended August 7, 2001)

            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

THE FUND AT A GLANCE ......................................................    3
WHO MAY WANT TO INVEST IN THE FUND ........................................    6
FUND DETAILS ..............................................................    7
YOUR ACCOUNT ..............................................................    8
           Types of Accounts ..............................................    8
           Purchasing Shares ..............................................    8
           Selling Shares .................................................   10
           How to Reach the Fund ..........................................   12
PRICING OF FUND SHARES ....................................................   13

DISTRIBUTIONS .............................................................   13
FEDERAL TAX CONSIDERATIONS ................................................   13
           Taxes on Distributions .........................................   13
           Tax Withholding ................................................   13
           Other State and Local Tax Matters ..............................   13
MANAGEMENT ................................................................   14
           Investment Adviser .............................................   14
           Other Service Providers ........................................   14
WHERE TO GO FOR MORE INFORMATION ..........................................   15

PLEASE READ THIS PROSPECTUS. This prospectus explains the investment objective, risks and policies of the Orbitex Cash Reserves Fund, a series of the Orbitex Group of Funds. Reading the prospectus will help you decide whether the Fund is the right investment for you. The Prospectus also includes information that you will need to open your account and to buy or sell (redeem) shares of the Fund. Please keep it for future reference.

THE FUND AT A GLANCE - ORBITEX CASH RESERVES FUND-INSTITUTIONAL SHARES

This risk/return summary briefly describes the Orbitex Cash Reserves Fund's goals, principal investments, risks, expenses and performance. For further information on how this Fund is managed, please read the section entitled "Fund Details."

                               MASTER-FEEDER STRUCTURE

The Orbitex Cash Reserves Fund (the "Fund") operates under a master-feeder structure. This means that the Fund seeks to meet its investment objective by investing all of its investable assets in the Money Market Portfolio of the AMR Investment Services Trust (the "Portfolio"). The Portfolio has an investment objective and employs investment strategies that are substantially the same as the Fund. For the period that the Fund invests its assets in the Portfolio, AMR Investment Services, Inc. is the Portfolio's investment adviser ("Portfolio Adviser.")

[GRAPHIC OMITTED]


INVESTMENT OBJECTIVE

The objective of the Fund is to provide current income while maintaining liquidity and a stable share price of $1.00.

[GRAPHIC OMITTED]

PRINCIPAL INVESTMENTS

The Fund is a money market fund, which invests primarily in high-quality, short-term, dollar-denominated money market instruments, including commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Government and its agencies and instrumentalities and obligations issued by U.S. and foreign banks, such as banker's acceptances and certificates of deposit. The Fund also invests in repurchase agreements backed by U.S. Government obligations.

The Fund invests more than 25% of its total assets in obligations issued by the domestic banking industry. However, for temporary defensive purposes when the Portfolio Adviser believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration. Although the Fund may invest in banker's acceptances and certificates of deposit issued by U.S. branches of foreign banks, it invests only in securities denominated in U.S. dollars. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If a security is unrated, the Portfolio Adviser must determine that it is of equivalent quality to those in the two highest credit-quality categories.

The Fund will not exceed an average dollar weighted portfolio maturity of 90 days.


[GRAPHIC OMITTED]


PRINCIPAL RISKS

Although money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

o INTEREST RATE RISK: The yield paid by the Fund will vary with changes in short-term interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. The longer the average maturity of the securities held by the Fund, the more sensitive the Fund will be to interest rate changes.

o CREDIT RISK: Because the Fund only invests in high-quality obligations, credit risk is very low. Nevertheless, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

o REPURCHASE AGREEMENTS Repurchase Agreements are transactions in which the Fund buys securities from a seller (usually a bank or broker/dealer) that agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

o SHARE PRICE: There is no guarantee that the Fund will be able to preserve the value of your investment at $1.00 per share.

o INFLATION RISK: There is a possibility that rising prices of goods and services may have the effect of offsetting the Fund's total return.

o SELECTION OF INVESTMENTS: The Portfolio Adviser evaluates the risk and reward presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It is possible, however, that these evaluations may be inaccurate.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE AND VOLATILITY

As of the date of this Prospectus, the Fund had less than one year of operations and, therefore, historical performance information is not available. The chart and table below show the performance of the Institutional Class of shares of the American AAdvantage Money Market Fund ("AAdvantage Fund"). Like the Fund, the AAdvantage Fund invests all of its investable assets in the Portfolio. The AAdvantage Fund has been managed by the Portfolio Adviser since its inception on September 1, 1987.

During certain years, the expense ratio for the AAdvantage Fund was lower than the expense ratio of the Institutional Class of the Fund. For the years ended October 31, the expense ratios of the AAdvantage Fund were 0.24% (2000), 0.24%
(1999), 0.23% (1998), 0.23% (1997), 0.24% (1996), 0.23% (1995), 0.21% (1994),
0.23% (1993), 0.26% (1992) and 0.24% (1991).Because the AAdvantage Fund had
lower expenses during these years, its performance was better than the Fund's would have been during these years. Some years Orbitex had lower expense ratios.

The bar chart and table below provide some indication of the risk of an investment in the Fund by showing how the performance of the AAdvantage Fund, which also invests in the Portfolio, has varied from year to year.

Investors may call 1-888-ORBITEX to obtain the Fund's current seven-day yield.

Past performance of the AAdvantage Fund is not necessarily indicative of how the Fund will perform in the future.


                                [OBJECT OMITTED]


                         1991                6.77%
                         1992                4.02%
                         1993                3.28%
                         1994                4.22%
                         1995                6.04%
                         1996                5.50%
                         1997                5.64%
                         1998                5.56%
                         1999                5.18%
                         2000                6.45%


During the period shown in the bar chart, the highest return for a quarter was 1.88% (quarter ended 03/31/91) and the lowest return for a quarter was 0.80% (quarters ended 6/30/93, 12/31/93 and 3/31/94).


Average Annual Total Return (for the periods ended December 31, 2000 )

                                1 YEAR            5 YEARS            10 YEARS
                                ------            -------            --------
     American AAdvantage
     Money Market Fund-
     Institutional Class        6.45%              5.66%              5.26%


Annualized Total Return (for the period of June 7 through December 31, 2000)

Orbitex Cash Reserves Fund-Institutional Class 6.59%

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THE FUND AT A GLANCE - ORBITEX CASH RESERVES FUND-INSTITUTIONAL SHARES

INVESTOR EXPENSES

  This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
      Maximum Sales Charge (Load) Imposed on Purchase                  None
      Maximum Deferred Sales Charge (Load)                             None
      Maximum Sales Charge (Load) Imposed on
          Reinvested Dividends Distributions                           None
      Redemption Fee                                                   None
      Exchange Fee                                                     None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      Management Fees                                                  0.10%
      Distribution and/or Service (12b-1) Fees                         None
      Other Expenses(2)                                                1.98%
                                                                       -----
      Total Annual Operating Expenses(2)                               2.08%
      Fee Waiver and Expense Reimbursement                             1.84%(3)
                                                                       -----
      Net Expenses                                                     0.24%
                                                                       =====

     (1) The expense table and the example below reflect the expenses of both the Fund and the Portfolio.

     (2) Other Expenses for the current fiscal year of the Fund are estimated without taking into account any applicable fee waivers and/or expense reimbursements.

     (3) The Distributor has contractually agreed to reimburse expenses to the extent necessary so that Shares total annual operating expenses do not exceed 0.24% of the average daily net assets attributable to such Class. This contractual arrangement will remain in effect until at least December 31, 2001.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, the reinvestment of all dividends and distributions and that the Fund's operating expenses remain the same as shown in the table above. Because the Distributor's expense reimbursement is only guaranteed through December 31, 2001, Net Expenses are used to calculate costs in year one, and Total Annual Operating Expenses are used to calculate costs in years two and three. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


1 Year                                           $ 25
3 Years                                          $ 473

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WHO MAY WANT TO INVEST IN THE ORBITEX CASH RESERVES FUND-INSTITUTIONAL SHARES


We designed the ORBITEX CASH RESERVES FUND for investors who:

     o    are making short-term investments
     o    are investing emergency reserve money
     o    want to avoid high volatility or possible losses on their investment
     o    are seeking regular income consistent with these goals

The ORBITEX CASH RESERVES FUND is NOT appropriate for investors who seek one or more of the following:
     o    high long-term growth
     o    tax-exempt income

IF YOU ARE SEEKING INVESTMENTS WITH THESE CHARACTERISTICS, YOU MAY WISH TO CONSIDER OTHER FUNDS IN THE ORBITEX GROUP OF FUNDS. TO OBTAIN A FREE PROSPECTUS, PLEASE CALL US AT 1-888-ORBITEX (OR 1-888-672-4839).

FUND DETAILS - ORBITEX CASH RESERVES FUND-INSTITUTIONAL SHARES

INVESTMENT DETAILS OF THE ORBITEX CASH RESERVES FUND
[GRAPHIC OMITTED]

INVESTMENT OBJECTIVE


The objective of the Fund is to provide current income while maintaining liquidity and a stable share price of $1.00.

[GRAPHIC OMITTED]


PRINCIPAL INVESTMENT STRATEGIES


The Fund invests in high quality, short-term, dollar-denominated money market instruments. Money market instruments are short-term investments, usually with a maturity of 13 months or less. Some common money market instruments are:

     o Treasury bills and notes, which are securities issued by the U.S. Government or its agencies and instrumentalities.

     o Commercial paper, which is a promissory note issued by a large company or financial firm.

     o Banker's acceptances, which are credit instruments guaranteed by a bank.

     o Negotiable certificates of deposit, which are issued by banks in large denominations.

To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If a security is unrated, the Portfolio Adviser must determine that its credit quality is equivalent to that of a security rated in one of the two highest credit-quality categories, pursuant to guidelines approved by the Board of Trustees of the AMR Investment Services Trust.

The Fund may also invest in repurchase agreements backed by U.S. Government obligations. Repurchase agreements are transactions in which the Fund buys securities from a seller (usually a bank or broker-dealer) that agrees to buy them back from the Fund on a certain date and at a certain price.

The Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with a remaining maturity of more than 397 days.

                               MASTER-FEEDER STRUCTURE

The Fund operates in a "master-feeder" structure. This means that the Fund is a "feeder" fund that invests all of its investable assets in a "master" fund (I.E., the Portfolio) with the same investment objective. The "master" fund purchases securities for investment.

The Fund can withdraw its investment in the Portfolio at any time if the Adviser and the Fund's Board determine that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

YOUR ACCOUNT



[GRAPHIC OMITTED]

This section describes the services that are available to shareholders.

TYPES OF ACCOUNTS

If you are making an initial investment in the Fund, you will need to open an account. You may establish the following types of accounts:

     o INDIVIDUAL OR JOINT OWNERSHIP. One person owns an individual account while two or more people own a joint account. We will treat each individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares without notice to the other owners. However, we will require each owner's signature guarantee for any transaction requiring a signature guarantee.

     o TRUST. A trust can open an account. You must include the name of each trustee, the name of the trust and the date of the trust agreement, and any amendments, on the application.


     o GIFT OR TRANSFER TO MINORS. A Custodian maintains a Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) account for the benefit of a minor. To open a UGMA or UTMA account, you must include the minor's social security number on the application.

     o CORPORATIONS, PARTNERSHIPS AND OTHER LEGAL ENTITIES. Corporations, partnerships and other legal entities may also open an account. A general partner of the partnership or an authorized officer of the corporation or other legal entity must sign the application and resolution form.

     o RETIREMENT. If you are eligible, you may set up your account under a tax-sheltered retirement plan, such as an Individual Retirement Account (IRA), Roth IRA, Rollover IRA, SEP-IRA, Keogh account or other retirement plan. Your financial consultant can help you determine if you are eligible.


PURCHASING SHARES

l Shares are offered without any sales charges, and are not subject to any 12b-1 or shareholder servicing fees.



Once you have chosen the type of account, you are ready to establish an account. YOU MUST COMPLETE AND SIGN AN APPLICATION FOR EACH ACCOUNT YOU OPEN WITH THE FUND.

Shares of the Fund are available to investors with a minimum initial investment of $1,000,000. The minimum for subsequent investments is $100,000.

The Fund or the distributor of the Fund's shares, Orbitex Funds Distributor, Inc. (the "Distributor"), may waive or lower these minimum initial investment amounts in certain cases.



You can establish your account directly with the Fund by submitting a completed account application and sending your payment by Federal Reserve wire or check.

PURCHASE ORDER PROCEDURES

The price for Fund shares is the Fund's net asset value per share (NAV). We determine the NAV at 4:00 p.m. Eastern time every day that the Federal Reserve Bank of New York is open. We will price your order at the next NAV calculated after the Fund accepts your order. For more information on how we price shares, see "Pricing of Fund Shares" on page 13.

Before your payment can be invested in the Fund, it must be converted to "federal funds," which are Federal Reserve deposits that banks and other financial institutions draw upon to meet short-term cash needs, and which the Fund uses to pay for the securities it buys.

No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Fund are offered and purchase orders accepted between the hours of 8:30 a.m. and 5:30 p.m. Eastern time on any day on which the Federal Reserve Bank of New York is open for business.

If a purchase order is received by wire prior to the Fund's deadline, the purchase price will be the NAV per share next determined on that day, and you will begin earning dividends on your investment that day. If a purchase order is received by wire after the applicable deadline, the purchase price will be the NAV, and you will begin earning dividends, on the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept cash, "starter" checks, credit card checks or third party checks.

If you pay for your shares by check, it will typically take us one business day to convert your payment to federal funds. Because of this conversion period, if we receive your check before 3:00 p.m. Eastern time, your account will be credited with the purchase, and normally you will begin earning dividends on the next business day.

The Fund, the Manager and the Distributor each reserve the right to reject any purchase for any reason and to cancel any purchase due to non-payment. If we cancel your purchase due to non-payment, you will be responsible for any loss the Fund incurs.

----------------------- --------------------------------------------------------
METHOD OF PURCHASE      PURCHASE PROCEDURES
----------------------- --------------------------------------------------------

THROUGH A FINANCIAL CONSULTANT
Contact your Financial Consultant. Your Financial Consultant can tell you the time by which you must submit your order in order to begin receiving dividends that day. Your Financial Consultant must transmit the order to the Funds before 3:00 p.m. Eastern time.
   [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
BY MAIL OR FAX
[GRAPHIC OMITTED]

Send your completed application with your check, payable to "Orbitex Group of Funds - Cash Reserves Fund" to:

                             Orbitex Group of Funds
                         c/o Orbitex Data Services, Inc.
                                 P.O. Box 542007
                              Omaha, Nebraska 68154

You may also fax your application. Our fax number is 1-402-963-9094. Please note that we cannot open your account until we receive your payment by check or federal funds wire.


----------------------- --------------------------------------------------------

BY WIRE

INITIAL PURCHASE: Call 1-888-ORBITEX for instructions and to receive an account number. You will need to instruct a Federal Reserve System member bank to wire funds to: First National Bank of Omaha, ABA No. 104000016, Credit: Orbitex Cash Reserves Fund, DDA No. 11286033, FBO: [Shareholder Name], Orbitex Cash Reserves Fund, [Shareholder Account Number]. You must also complete and mail or fax an application to the address shown above under "By Mail or Fax."



SUBSEQUENT PURCHASE: Wire funds to the designated account at First National Bank of Omaha at the address above.

You may wire funds between 8:30 a.m. and 3:00 p.m. Eastern time. To make a same-day wire investment, please notify Orbitex by 2:00 p.m. Eastern time of your intention to wire funds, and make sure your wire arrives by 3:00 p.m. Eastern time. Please note that your bank may charge a fee for the wire. WIRE TRANSACTIONS ARE NOT AVAILABLE FOR RETIREMENT ACCOUNTS.

--------------------------------------------------------------------------------
BY TELEPHONE

If you have not declined or canceled your telephone investment privilege, you may make subsequent purchases in your account by telephoning 1-888-ORBITEX between 8:30 a.m. and 5:30 p.m. Eastern time on any day the Fund is open for business. Purchase requests received after 3:00 p.m. Eastern time will be executed on the next day that the Fund is open for business. We will electronically transfer money from the bank account you designate on your Application to your account with the Trust.

--------------------------------------------------------------------------------
IMPORTANT NOTES

Once you have requested a telephone transaction, and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

Redemptions may be delayed until checks from prior purchases sufficient to cover the redemption amount have been received and have cleared. This can take up to ten calendar days.
--------------------------------------------------------------------------------

SELLING SHARES

You have the right to sell all or any part of your shares subject to certain restrictions. Selling your shares in the Fund is a "redemption" because the Fund buys back its shares. We will redeem your shares at the NAV next computed following receipt of your redemption request.

We will mail your redemption proceeds to your current address of record or transmit them electronically to your designated bank account. Except under certain conditions discussed below, we will send your redemption to you within seven days after we receive your redemption request. Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared. This may take up to 15 calendar days.

The Fund reserves the right to suspend redemptions or postpone the date of payment (i) when the NYSE or Federal Reserve is closed (other than for customary weekend and holiday closings); (ii) when trading on the NYSE is restricted;
(iii) when the SEC determines that an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or
(iv) by order of the SEC for protection of the Fund's shareholders.

Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of the Fund generally will be paid at the time of redemption.

The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions.

Please call 1-888-ORBITEX for further information. WE WILL NOT PROCESS YOUR REDEMPTION REQUEST IF IT IS NOT IN PROPER FORM (SEE CHART BELOW). WE WILL NOTIFY YOU IF YOUR REDEMPTION REQUEST IS NOT IN PROPER FORM.

If, as a result of your redemption, your account value drops below $750,000, for Institutional Shares we may redeem the remaining shares in your account. We will notify you in writing of our intent to redeem your shares. We will allow at least sixty days thereafter for you to make an additional investment to bring your account value up to at least $750,000 for Institutional Shares before we will process the redemption.

--------------------------- ----------------------------------------------------
METHOD OF REDEMPTION        REDEMPTION PROCEDURES

--------------------------- ----------------------------------------------------
THROUGH A FINANCIAL         Contact your financial consultant.
PROFESSIONAL
   [GRAPHIC OMITTED]

--------------------------- ----------------------------------------------------
BY TELEPHONE                You may authorize redemption of some or all shares
                            in your account with the Fund by telephoning the
                            Fund at 1-888-ORBITEX between 8:30 a.m.
                            and 5:30 p.m. Eastern time on any day the Fund is
                            open for business.  Redemption requests received
    [GRAPHIC OMITTED]       after 3:00 p.m. Eastern time will be
                            executed on the next day that the Fund is open for business. You will not be eligible to use the telephone redemption service if you:

                            o have declined or canceled your telephone investment privilege;
                            o  wish to redeem less than $25,000; or
                            o must provide supporting legal documents such as signature guarantee, or if necessary for redemption requests by corporations, trusts and partnerships; or
                            o  wish to redeem from a retirement account.

--------------------------- ----------------------------------------------------
--------------------------- ----------------------------------------------------
METHOD OF REDEMPTION        REDEMPTION PROCEDURES (CONTINUED)
--------------------------- ----------------------------------------------------


BY MAIL                     You may mail a written request to Orbitex Group of
[OBJECT OMITTED]            Funds. Our mailing address is c/o Orbitex Data
                            Services, Inc. P.O. Box 542007, Omaha, Nebraska
                            68154. You must include the following information in your written request:


                            o a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the names in which the account is registered and your account number;
                            o other supporting legal documents, if necessary, for redemption requests by corporations, trusts and partnerships; and o a signature guarantee when you request us to send the redemption proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account or for an amount of $25,000 or larger.

--------------------------- ----------------------------------------------------

BY FAX You may fax a written request to Orbitex Group of Funds. Our fax number is 1-402-963-9094. You must include the following information in your written request:


                            o a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the name(s) in which the account is
                                  (are) registered and your account number;

                            NOTE: WE CANNOT ACCEPT A WRITTEN REDEMPTION REQUEST IF SUPPORTING LEGAL DOCUMENTS OR A SIGNATURE GUARANTEE IS NECESSARY FOR THE REQUEST TO BE IN "GOOD ORDER."

--------------------------- ----------------------------------------------------
REQUEST IN "GOOD ORDER"     For our mutual protection, your redemption request
                            must include:

                            o   your account number;
                            o   the amount of the transaction;
                            o for mail request, signatures of all owners EXACTLY as registered on the account;
                            o signature guarantees, if required (signature guarantees can be obtained at most banks, credit unions, and licensed brokers); and
                            o any supporting legal documentation that may be required.

                            YOUR REDEMPTION REQUEST WILL BE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER WE HAVE RECEIVED ALL REQUIRED INFORMATION.

--------------------------- ----------------------------------------------------
IMPORTANT NOTE              Once we have processed your redemption request, and
                            a confirmation number has been given, the transaction CANNOT be revoked.

--------------------------- ----------------------------------------------------

TELEPHONE REDEMPTIONS

We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statements and confirmations that you receive. Please contact us immediately about any transaction you believe to be unauthorized.

Orbitex reserves the right to refuse a telephone redemption if the caller cannot provide:

          -- the account number
          -- the name and address exactly as registered on the account
          -- the primary social security or employer identification number as registered on the account

We may also require a password from the caller. Orbitex will not be responsible for any account losses due to telephone fraud so long as we have taken reasonable steps to verify the caller's identity. If you wish to cancel the telephone redemption feature for your account, please notify us in writing.

OPTIONS FOR REDEMPTION PROCEEDS

You may receive your redemption proceeds by check or by wire.

CHECK REDEMPTIONS. Normally we will mail your check within two business days of a redemption.

WIRE REDEMPTIONS. Before you can receive redemption proceeds by wire, you must establish this option by completing a special form or the appropriate section of your account application.

If we receive your request for a wire redemption by noon Eastern time, the wire will arrive at your bank by the close of business that same day. Requests that we receive later than noon Eastern time will arrive at your bank by the close of business the following business day. We require a minimum redemption of $25,000 of the Institutional Shares in order to send your redemption proceeds by wire.

TRANSFERRING REGISTRATION


You can transfer the registration of your shares in the Fund to another owner by completing a transfer form and sending it to Orbitex Data Services, Inc., P.O. Box 542007, Omaha, Nebraska 68154.


                              HOW TO REACH THE FUND

--------------------------------------------------------------------------------
We are available to answer your questions about the Fund or your account by telephone or by mail Monday through Friday 8:30 a.m. to 5:30 p.m. Eastern time on any day that the Federal Reserve Bank of New York is open for business. Please note, however, that purchase or redemption requests must be received by 3:00 p.m. Eastern time on a day the Fund is open for business. Purchase or redemption requests received after 3:00 p.m. Eastern time will be executed on the next day that the Fund is open for business.
--------------------------------------------------- ----------------------------
By telephone
                            1-888-ORBITEX (or 1-888-672-4839)
                            Call for account or Fund information
[GRAPHIC OMITTED]


--------------------------------------------------- ----------------------------
By regular mail             Orbitex Group of Funds
                            c/o Orbitex Data Services, Inc.
                            P.O. Box 542007
[GRAPHIC OMITTED]           Omaha, Nebraska 68154

--------------------------------------------------- ----------------------------
By express or               Orbitex Group of Funds
registered mail             c/o Orbitex Data Services, Inc.
                            14707 California Street, Suite 5
                            Omaha, Nebraska 68154

--------------------------------------------------- ----------------------------

PRICING OF FUND SHARES


The Fund's net asset value per share, or NAV, is calculated each day the Federal Reserve Bank of New York is open. The NAV is the value of a single share of a Fund. The NAV is calculated at 4:00 p.m. Eastern time. The NAV is determined by subtracting the total of the Fund's liabilities from its total assets and dividing the remainder by the number of shares outstanding. The securities in the Fund's portfolio are valued at their amortized cost, which does not take into account unrealized gains or losses on securities. This method involves initially valuing a security at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount. The amortized cost method minimizes changes in the market value of the Fund's portfolio securities and helps it maintain a stable price of $1.00 per share. There can be no assurance, however, that the Fund will maintain its net asset value at $1.00 per share.

DISTRIBUTIONS


As a shareholder, you are entitled to your share of the Fund's net income (interest less expenses) and capital gains on its investments.

The Fund declares dividends from net investment income daily and pays them the first business day after the end of each month. Shares purchased by wire before 3:00 p.m. Eastern time begin earning dividends that day. Although the Fund does not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually.


You will receive distributions from the Fund in additional shares of the Fund unless you choose to receive your distributions in cash. If you wish to change the way in which you receive distributions, you should call 1-888-ORBITEX for instructions.

If you have elected to receive distributions in cash, and the U.S. Postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.


FEDERAL TAX CONSIDERATIONS


Your investment will have tax consequences that you should consider. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation.

TAXES ON DISTRIBUTIONS

You will generally be subject to federal income tax and possibly state taxes on all Fund distributions. Your distributions will be taxed in the same manner whether you receive the distributions in cash or additional shares of the Fund. The Fund expects that all, or substantially all, of its distributions will consist of ordinary income. Taxable dividends paid in January may be taxable as if they had been paid the previous December. The Fund sends detailed tax information to its shareholders about the amount and type of its distributions by January 31 for the prior calendar year.

TAX WITHHOLDING

The Fund may be required to withhold U.S. federal income tax at the rate of 31% from all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

OTHER STATE AND LOCAL TAX MATTERS

Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of the particular state.

MANAGEMENT


INVESTMENT ADVISER OF THE ORBITEX CASH RESERVES FUND

Orbitex Management, Inc. (the "Manager"), 410 Park Avenue, New York, NY 10022, is the Fund's investment adviser. The Manager is a subsidiary of Orbitex Financial Services Group, Inc. and an affiliate of Clarke Lanzen Skalla Investment Firm, Inc, Orbitex Funds Distributor, Inc. and American Data Services, Inc.

Under the terms of the investment advisory agreement, the Manager is responsible for formulating the Fund's investment programs and for making day-to-day investment decisions and engaging in portfolio transactions. As long as the Fund invests all of its investable assets in the Portfolio, investment decisions will be made by the investment adviser to the Portfolio, AMR Investment Services, Inc.

Pursuant to an investment advisory agreement with Orbitex Group of Funds, the Manager has been retained as a "dormant' or back-up" investment adviser to manage the assets of the Fund that are not invested in the Portfolio. If the Fund redeems assets from the Portfolio and invests them directly, the Manager would be responsible for formulating the Fund's investment programs and for making day-to-day investment decisions and engaging in portfolio transactions for those assets.

The Manager also furnishes corporate officers, provides office space, services and equipment and supervises all matters relating to the Fund's operations. The advisory agreement also provides that the Manager may retain sub-advisers at the Manager's own cost and expense, for the purpose of managing the investment of the assets of the Fund.

The investment advisory agreement with the Manager provides that, as compensation for its services, the Manager will receive a fee at an annualized rate based on the Fund's average daily net assets. The Manager has agreed to waive its advisory fee for the period that the Fund is a "feeder" in a master-feeder relationship.

INVESTMENT ADVISER OF THE MONEY MARKET PORTFOLIO OF THE AMR INVESTMENT SERVICES TRUST

AMR Investment Services, Inc. is the Portfolio's investment adviser. The Portfolio Adviser's address is 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155. The Portfolio Adviser is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Portfolio Adviser was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of March 31, 2001, the Portfolio Adviser had approximately $24.5 billion of assets under management, including approximately $12.4 billion under active management and $12.1 billion as named fiduciary or financial adviser. Of this total, approximately $13.2 billion of assets are related to AMR Corporation. American

AAdvantage Money Market Fund is a service mark of AMR Investment Services, Inc. American Airlines is not responsible for investments made in the Orbitex Cash Reserves Fund.

OTHER SERVICE PROVIDERS

The Fund also relies on other companies to provide necessary services for its day-to-day operations. Below is a list of these service providers.


ADMINISTRATOR AND FUND ACCOUNTANT


        American Data Services, Inc.
        The Hauppauge Corporate Center
        150 Motor Parkway
        Hauppauge, New York 11788


TRANSFER AGENT

        Orbitex Data Services, Inc.
        14707 California Street, Suite 5
        Omaha, Nebraska 68154



DISTRIBUTOR

        Orbitex Funds Distributor, Inc.
        14747 California Street
        Omaha, Nebraska 68154

CUSTODIAN

        Circle Trust Company
        Metro Center, One Station Place, Suite 30
        Stamford, Connecticut 06902


COUNSEL

        Clifford Chance Rogers & Wells LLP
        200 Park Avenue
        New York, New York 10166

INDEPENDENT ACCOUNTANTS

Fund

        PricewaterhouseCoopers LLP
        Room 2255-4
        1177 Avenue of the Americas
        New York, New York 10036

Portfolio

        Ernst & Young LLP
        2121 San Jacinto #1500
        Dallas, Texas 75201




FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE FISCAL PERIOD PRESENTED. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.

--------------------------------------------------------------------------------

                                                                PERIOD ENDED
                                                              DECEMBER 31, 2000


                                                                INSTITUTIONAL
                                                                  SHARES(1)
                                                              ------------------

Net asset value, beginning of period ......................    $   1.0000
Investment Operations
    Net investment income .................................        0.0370
Distributions From
    Net investment income .................................       (0.0370)
                                                               ------------
 Net asset value, end of period ...........................    $   1.0000
                                                               ============

Total return (2) ..........................................          6.59%

Ratio/Supplementary Data
 Net Assets, at End of Period (000's omitted) .............    $   26,684

Ratio of expenses to average net assets:
   Expenses including reimbursement/waiver (3) ............          0.24%(2)
   Expenses excluding reimbursement/waiver (3) ............          2.08%(2)
   Net investment income including reimbursement/waiver ...          6.50%(2)


--------------------------------------------------------------------------------
(1) For the period June 7, 2000 (commencement of operations) to December 31,
    2000.
(2) Annualized.
(3) Includes the Fund's share of the Portfolio's allocated expenses.

WHERE TO GO FOR MORE INFORMATION:

You will find more information about the ORBITEX Cash Reserves Fund and the Orbitex Group of Funds in the following documents:

o ANNUAL AND SEMI-ANNUAL REPORTS: Our annual and semi-annual reports list the Fund's holdings, describe its performance, include financial statements for the Fund, and discuss the market conditions and strategies that significantly affected the Fund's performance during their last fiscal year.

o STATEMENT OF ADDITIONAL INFORMATION: The Statement of Additional Information contains additional and more detailed information about the Fund, and is incorporated by reference into this prospectus (it is considered to be a part of this Prospectus).

The SAI and the financial statements included in the current annual and semi-annual reports are incorporated by reference into (and are thus a part of) this prospectus.

THERE ARE THREE WAYS TO GET A COPY OF THESE DOCUMENTS:

1.         Call or write for one, and a copy will be sent without charge.


           ORBITEX GROUP OF FUNDS
           C/O ORBITEX DATA SERVICES, INC.
           P.O. BOX 542007
           OMAHA, NEBRASKA 68154
           1-888-ORBITEX (OR 1-888-672-4839)
           WWW.ORBITEXUSA.COM


2. Write the Public Reference Room of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. Or, you may e-mail your request to PUBLICINFO@SEC.GOV. The SEC charges a fee for this service. You can also go to the Public Reference Room and copy the documents while you are there. Information about the Public Reference Room may be obtained by calling the number below.

           PUBLIC REFERENCE ROOM
           U.S. SECURITIES & EXCHANGE COMMISSION
           450 FIFTH STREET, NW, WASHINGTON, DC 20549-0102.
           1-202-942-8090

3. Go to the SEC's website (www.sec.gov) and download a free text-only version.


IF YOU ARE A CURRENT FUND SHAREHOLDER AND WOULD LIKE INFORMATION ABOUT YOUR ACCOUNT, ACCOUNT TRANSACTIONS, OR ACCOUNT STATEMENTS, PLEASE CALL US AT 1-888-ORBITEX (OR 1-888-672-4839)


IF YOU PURCHASED YOUR SHARES THROUGH A FINANCIAL INSTITUTION, YOU MAY CONTACT THAT INSTITUTION FOR MORE INFORMATION.

                                   Prospectus




                        --------------------------------

                                       The

                                     ORBITEX

                                  Cash Reserves
                                      Fund
                        --------------------------------





                                 Investor Shares
                                   ----------









                                  May 14, 2001,
                          (as amended August 7, 2001)






            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

THE FUND AT A GLANCE ......................................................    3
WHO MAY WANT TO INVEST IN THE FUND ........................................    6
FUND DETAILS ..............................................................    7
YOUR ACCOUNT ..............................................................    8
           Types of Accounts ..............................................    8
           Purchasing Shares ..............................................    8
           Selling Shares .................................................   11
           How to Reach the Fund ..........................................   13
PRICING OF FUND SHARES ....................................................   14

DISTRIBUTIONS .............................................................   14
FEDERAL TAX CONSIDERATIONS ................................................   14
           Taxes on Distributions .........................................   14
           Tax Withholding ................................................   14
           Other State and Local Tax Matters ..............................   14
MANAGEMENT ................................................................   15
           Investment Adviser .............................................   15
           Other Service Providers ........................................   15
WHERE TO GO FOR MORE INFORMATION ..........................................   16

PLEASE READ THIS PROSPECTUS. This prospectus explains the investment objective, risks and policies of the Orbitex Cash Reserves Fund, a series of the Orbitex Group of Funds. Reading the prospectus will help you decide whether the Fund is the right investment for you. The Prospectus also includes information that you will need to open your account and to buy or sell (redeem) shares of the Fund. Please keep it for future reference.

THE FUND AT A GLANCE - ORBITEX CASH RESERVES FUND-INVESTOR SHARES

This risk/return summary briefly describes the Orbitex Cash Reserves Fund's goals, principal investments, risks, expenses and performance. For further information on how this Fund is managed, please read the section entitled "Fund Details."

                             MASTER-FEEDER STRUCTURE

The Orbitex Cash Reserves Fund (the "Fund") operates under a master-feeder structure. This means that the Fund seeks to meet its investment objective by investing all of its investable assets in the Money Market Portfolio of the AMR Investment Services Trust (the "Portfolio"). The Portfolio has an investment objective and employs investment strategies that are substantially the same as the Fund. For the period that the Fund invests its assets in the Portfolio, AMR Investment Services, Inc. is the Portfolio's investment adviser ("Portfolio Adviser.")

[GRAPHIC OMITTED]


INVESTMENT OBJECTIVE

The objective of the Fund is to provide current income while maintaining liquidity and a stable share price of $1.00.

[GRAPHIC OMITTED]

PRINCIPAL INVESTMENTS

The Fund is a money market fund which invests primarily in high-quality, short-term, dollar-denominated money market instruments, including commercial paper, notes and bonds issued by U.S., corporations, obligations issued by the U.S. Government and its agencies and instrumentalities and obligations issued by U.S. and foreign banks, such as banker's acceptances and certificates of deposit. The Fund also invests in repurchase agreements backed by U.S. Government obligations.

The Fund invests more than 25% of its total assets in obligations issued by the domestic banking industry. However, for temporary defensive purposes when the Portfolio Adviser believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration. Although the Fund may invest in banker's acceptances and certificates of deposit issued by U.S. branches of foreign banks, it invests only in securities denominated in U.S. dollars. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If a security is unrated, the Portfolio Adviser must determine that it is of equivalent quality to those in the two highest credit-quality categories.

The Fund will not exceed an average dollar weighted portfolio maturity of 90 days . [GRAPHIC OMITTED]


PRINCIPAL RISKS

Although money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

o INTEREST RATE RISK: The yield paid by the Fund will vary with changes in short-term interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. The longer the average maturity of the securities held by the Fund, the more sensitive the Fund will be to interest rate changes.

o CREDIT RISK: Because the Fund only invests in high-quality obligations, credit risk is very low. Nevertheless, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

o REPURCHASE AGREEMENTS: Repurchase agreements are transactions in which the Fund buys securities from a seller (usually a bank or broker/dealer) that agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

o SHARE PRICE: There is no guarantee that the Fund will be able to preserve the value of your investment at $1.00 per share.

o INFLATION RISK: There is a possibility that rising prices of goods and services may have the effect of offsetting the Fund's total return.

o SELECTION OF INVESTMENTS: The Portfolio Adviser evaluates the risk and reward presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It is possible, however, that these evaluations may be inaccurate.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE AND VOLATILITY

As of the date of this Prospectus, the Fund had less than one year of operations and, therefore, historical performance information is not available. The chart and table below show the performance of the Institutional Class of shares of the American AAdvantage Money Market Fund ("AAdvantage Fund"). Like the Fund, the AAdvantage Fund invests all of its investable assets in the Portfolio. The AAdvantage Fund has been managed by the Portfolio Adviser since its inception on September 1, 1987.

During certain years, the expense ratio for the AAdvantage Fund was lower than the expense ratio of the Institutional Class of the Fund. For the years ended October 31, the expense ratios of the AAdvantage Fund were 0.24% (2000), 0.24%
(1999), 0.23% (1998), 0.23% (1997), 0.24% (1996), 0.23% (1995), 0.21% (1994),
0.23% (1993), 0.26% (1992) and 0.24% (1991). Because the AAdvantage Fund had
lower expenses during these years, its performance was better than the Fund's would have been during these years. Some years Orbitex had lower expense ratios.

The bar chart and table below provide some indication of the risk of an investment in the Fund by showing how the performance of the AAdvantage Fund, which also invests in the Portfolio, has varied from year to year.

Investors may call 1-888-ORBITEX to obtain the Fund's current seven-day yield.

Past performance of the AAdvantage Fund is not necessarily indicative of how the Fund will perform in the future.


                                [OBJECT OMITTED]

                     AMERICAN AADVANTAGE MONEY MARKET FUND
                  TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31


                         1991                6.77%
                         1992                4.02%
                         1993                3.28%
                         1994                4.22%
                         1995                6.04%
                         1996                5.50%
                         1997                5.64%
                         1998                5.56%
                         1999                5.18%
                         2000                6.45%


During the period shown in the bar chart, the highest return for a quarter was 1.88% (quarter ended -03/31/90) and the lowest return for a quarter was 0.80% (quarters ended 6/30/93, 12/31/93 and 3/31/94).


Average Annual Total Return (for the periods ended December 31, 2000)


                                         1 YEAR        5 YEARS        10 YEARS
                                         ------        -------        --------
American AAdvantage Money Market Fund-
Institutional Class                       6.45%         5.66%          5.26%

Annualized Annual Total Return (for the period of July18 through
December 31, 2000)


Orbitex Cash Reserves Fund-Investor Class 6.22%

THE FUND AT A GLANCE - ORBITEX CASH RESERVES FUND-INVESTOR SHARES

INVESTOR EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.(1)



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
      Maximum Sales Charge (Load) Imposed on Purchase                None
      Maximum Deferred Sales Charge (Load)                           None
      Maximum Sales Charge (Load) Imposed on
       Reinvested Dividends Distributions                            None
      Redemption Fee                                                 None
      Exchange Fee                                                   None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      Management Fees                                                 0.10%
      Distribution and/or Service (12b-1) Fees                        0.25%(2)
      Other Expenses(3)                                               2.33%
                                                                     ------
      Total Annual Operating Expenses(3)                              2.68%
      Fee Waiver and Expense Reimbursement                            2.08%(4)
                                                                     ------
      Net Expenses                                                    0.60%
                                                                     =====

(1) The expense table and the example below reflect the expenses of both the Fund and the Portfolio.

(2) The Fund may pay financial institutions and investment professionals for providing investment and account services a fee of up to 0.25% of the total assets attributable to Shares held by their customers.

(3) Other Expenses for the current fiscal year of the Fund are estimated without taking into account any applicable fee waivers and/or expense reimbursements.

(4) The Distributor has contractually agreed to reimburse expenses to the extent necessary so that Shares total annual operating expenses do not exceed 0.60% of the average daily net assets attributable to such Class. This contractual arrangement will remain in effect until at least December 31, 2001.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, the reinvestment of all dividends and distributions and that the Fund's operating expenses remain the same as shown in the table above. Because the Distributor's expense reimbursement is only guaranteed through December 31, 2001, Net Expenses are used to calculate costs in year one, and Total Annual Operating Expenses are used to calculate costs in year two and three. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                         1 Year             $61
                         3 Years           $634

WHO MAY WANT TO INVEST IN THE ORBITEX CASH RESERVES FUND-INVESTOR SHARES



We designed the ORBITEX CASH RESERVES FUND for investors who:

     o    are making short-term investments
     o    are investing emergency reserve money
     o    want to avoid high volatility or possible losses on their investment
     o    are seeking regular income consistent with these goals

The ORBITEX CASH RESERVES FUND is NOT appropriate for investors who seek one or more of the following:
     o    high long-term growth
     o    tax-exempt income

IF YOU ARE SEEKING INVESTMENTS WITH THESE CHARACTERISTICS, YOU MAY WISH TO CONSIDER OTHER FUNDS IN THE ORBITEX GROUP OF FUNDS. TO OBTAIN A FREE PROSPECTUS, PLEASE CALL US AT 1-888-ORBITEX (OR 1-888-672-4839).

FUND DETAILS - ORBITEX CASH RESERVES FUND-INVESTOR SHARES


INVESTMENT DETAILS OF THE ORBITEX CASH RESERVES FUND
[GRAPHIC OMITTED]

INVESTMENT OBJECTIVE


The objective of the Fund is to provide current income while maintaining liquidity and a stable share price of $1.00.

[GRAPHIC OMITTED]


PRINCIPAL INVESTMENT STRATEGIES


The Fund invests in high quality, short-term, dollar-denominated money market instruments. Money market instruments are short-term investments, usually with a maturity of 13 months or less. Some common money market instruments are:

     o Treasury bills and notes, which are securities issued by the U.S. Government or its agencies and instrumentalities.

     o Commercial paper, which is a promissory note issued by a large company or financial firm.

     o Banker's acceptances, which are credit instruments guaranteed by a bank.

     o Negotiable certificates of deposit, which are issued by banks in large denominations.

To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If a security is unrated, the Portfolio Adviser must determine that its credit quality is equivalent to that of a security rated in one of the two highest credit-quality categories, pursuant to guidelines approved by the Board of Trustees of the AMR Investment Services Trust.

The Fund may also invest in repurchase agreements backed by U.S. Government obligations. Repurchase agreements are transactions in which the Fund buys securities from a seller (usually a bank or broker-dealer) that agrees to buy them back from the Fund on a certain date and at a certain price.

The Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with a remaining maturity of more than 397 days.

                               MASTER-FEEDER STRUCTURE

The Fund operates in a "master-feeder" structure. This means that the Fund is a "feeder" fund that invests all of its investable assets in a "master" fund (I.E., the Portfolio) with the same investment objective. The "master" fund purchases securities for investment.

The Fund can withdraw its investment in the Portfolio at any time if the Adviser and the Fund's Board determine that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

YOUR ACCOUNT


[GRAPHIC OMITTED]

This section describes the services that are available to shareholders.

TYPES OF ACCOUNTS

If you are making an initial investment in the Fund, you will need to open an account. You may establish the following types of accounts:

     o INDIVIDUAL OR JOINT OWNERSHIP. One person owns an individual account while two or more people own a joint account. We will treat each individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares without notice to the other owners. However, we will require each owner's signature guarantee for any transaction requiring a signature guarantee.

     o TRUST. A trust can open an account. You must include the name of each trustee, the name of the trust and the date of the trust agreement, and any amendments, on the application.

     o GIFT OR TRANSFER TO MINORS. A Custodian maintains a Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) account for the benefit of a minor. To open a UGMA or UTMA account, you must include the minor's social security number on the application.

     o CORPORATIONS, PARTNERSHIPS AND OTHER LEGAL ENTITIES. Corporations, partnerships and other legal entities may also open an account. A general partner of the partnership or an authorized officer of the corporation or other legal entity must sign the application and resolution form.

     o RETIREMENT. If you are eligible, you may set up your account under a tax-sheltered retirement plan, such as an Individual Retirement Account (IRA), ROTH IRA, ROLLOVER IRA, SEP-IRA, KEOGH ACCOUNT, OR OTHER RETIREMENT PLAN. Your financial consultant can help you determine if you are eligible.



PURCHASING SHARES

Shares are offered without any sales charges, but are subject to a shareholder servicing fee of up to 0.25%

Once you have chosen the type of account, you are ready to establish an account. YOU MUST COMPLETE AND SIGN AN APPLICATION FOR EACH ACCOUNT YOU OPEN WITH THE FUND.

Shares of the Fund are available to investors with a minimum initial investment of $2,500. The minimum for subsequent investments is $500. The Fund or the distributor of the Fund's shares, Orbitex Funds Distributor, Inc. (the "Distributor"), may waive or lower these minimum initial investment amounts in certain cases.

YOU MAY PURCHASE SHARES THROUGH A FINANCIAL INSTITUTION, INVESTMENT PROFESSIONAL OR DIRECTLY FROM THE FUND.




THROUGH A FINANCIAL INSTITUTION OR INVESTMENT PROFESSIONAL

You should contact your financial institution -- a securities dealer, bank or other financial service firm -- or other investment professional ("Financial Consultant") to establish an account.

After your account is established, submit your purchase order to your Financial Consultant. You should consult with your Financial Consultant to determine the time at which you must submit your order in order to begin receiving dividends that day. If the Financial Consultant forwards the order to the Fund and the Fund receives payment by 3:00 p.m. Eastern time, you will become the owner of Shares and begin receiving dividends that day. If the Fund receives the order and payment after 3:00 p.m. Eastern time, you will become the owner of the Shares and begin earning dividends on the next day the Fund is open for business.

Financial Consultants should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

You can establish your account directly with the Fund by submitting a completed account application and sending your payment by check or Federal Reserve wire.


PURCHASE ORDER PROCEDURES

The price for Fund shares is the Fund's net asset value per share (NAV). We determine the NAV at 4:00 p.m. Eastern time every day that the Federal Reserve Bank of New York is open. We will price your order at the next NAV calculated after the Fund accepts your order. For more information on how we price shares, see "Pricing of Fund Shares" on Page 14.

Before your payment can be invested in the Fund, it must be converted to "federal funds," which are Federal Reserve deposits that banks and other financial institutions draw upon to meet short-term cash needs, and which the Fund uses to pay for the securities it buys.

No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Fund are offered and purchase orders accepted between the hours of 8:30 a.m. (Eastern) and 5:30 p.m. (Eastern) on any day on which the Federal Reserve Bank of New York is open.

If a purchase order is received by wire prior to the Fund's deadline, the purchase price will be the NAV per share next determined on that day, and you will begin earning dividends on your investment that day. If a purchase order is received by wire after the applicable deadline, the purchase price will be the NAV, and you will begin earning dividends, on the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept cash, "starter" checks, credit card checks or third party checks.

If you pay for your shares by check, it will typically take us one business day to convert your payment to federal funds. Because of this conversion period, if we receive your check before 3:00 p.m. Eastern time, your account will be credited with the purchase, and normally you will begin earning dividends on the next business day.

The Fund, the Manager and the Distributor each reserve the right to reject any purchase for any reason and to cancel any purchase due to non-payment. If we cancel your purchase due to non-payment, you will be responsible for any loss the Fund incurs.

SHAREHOLDER SERVICES PLAN

The Board of Trustees of the Orbitex Group of Funds has adopted a shareholder services plan for Shares of the Fund. This plan allows the Distributor to enter into shareholder services agreements on the Fund's behalf with Financial Consultants. Under these shareholder service agreements, the Fund may pay fees to these Financial Consultants for providing investment and account services to their customers that hold Shares of the Fund.

BECAUSE THE SHAREHOLDER SERVICE FEES ARE PAID OUT OF THE FUND'S ASSETS ON AN ONGOING BASIS, THE FEES MAY, OVER TIME, INCREASE THE COST OF INVESTING IN THE SHARES OF THE FUND AND COST INVESTORS MORE THAN OTHER TYPES OF SALES LOADS.

EXCHANGE PROGRAM

The Fund participates in an exchange program (the "Exchange Program") with certain third party, non-money market mutual funds ("Participating Funds"). Shareholders of a Participating Fund may exchange their Participating Fund shares for Shares of the Fund. Shares with a net asset value of at least $2,500 are required to qualify for the Exchange Program into the Fund and any shares utilized in an exchange may be required to be held by the shareholder for at least 15 days.

Shares of a Participating Fund that are subject to a front end sales charge will be exchanged for Shares without imposition of a sales charge.

Shareholders may exchange back into the same class of the original Participating Fund without incurring a sales charge or, if applicable, may exchange into another Participating Fund in the same fund complex and pay the difference, if any, between the sales charge previously paid on the shares of the original Participating Fund and the sales charge payable at the time of exchange on the shares of the new Participating Fund.


The Participating Funds may impose administrative and/or redemption fees on an exchange transaction with the Fund. The Exchange Program may be modified or terminated at any time in accordance with the rules of the SEC.

An exchange pursuant to the Exchange Program is treated as a sale of the exchanged shares and a purchase of the new shares for Federal income tax purposes.

----------------------- --------------------------------------------------------
METHOD OF PURCHASE      PURCHASE PROCEDURES
----------------------- --------------------------------------------------------
THROUGH A FINANCIAL CONSULTANT

Contact your Financial Consultant. Your Financial Consultant can tell you the time by which you must submit your order in order to begin receiving dividends that day. Your Financial Consultant must transmit the order to the Funds before 3:00 p.m. Eastern time.
   [GRAPHIC OMITTED]

----------------------- --------------------------------------------------------
BY MAIL OR FAX          Send your completed application with your check, payable
[GRAPHIC OMITTED]       to "Orbitex Group of Funds - Cash Reserves Fund" to:


                             Orbitex Group of Funds
                         c/o Orbitex Data Services, Inc.
                                 P.O. Box 542007
                              Omaha, Nebraska 68154

                        You may also fax your application. Our fax number is 1-402-963-9094. Please note that we cannot open your account until we receive your payment by check or federal funds wire.

----------------------- --------------------------------------------------------
BY WIRE        [GRAPHIC  OMITTED][GRAPHIC OMITTED

INITIAL PURCHASE: Call 1-888-ORBITEX for instructions and to receive an account number. You will need to instruct a Federal Reserve System member bank to wire funds to: First National Bank of Omaha, ABA No. 104000016 Credit: Orbitex Cash Reserves Fund, DDA No. 11286033, FBO: [Shareholder Name], Orbitex Cash Reserves Fund, [Shareholder Account Number]. You must also complete and mail or fax an application to the address shown above under "By Mail or Fax."

SUBSEQUENT PURCHASE: Wire funds to the designated account at First National Bank of Omaha at the address above.

     o You may wire funds between 8:30 a.m. and 3:00 p.m. Eastern time. To make a same-day wire investment, please notify Orbitex by 2:00 p.m. Eastern time of your intention to wire funds, and make sure your wire arrives by 3:00 p.m. Eastern time. Please note that your bank may charge a fee for the wire. WIRE TRANSACTIONS ARE NOT AVAILABLE FOR RETIREMENT ACCOUNTS.
----------------------- --------------------------------------------------------
BY TELEPHONE    [GRAPHIC OMITTED]

If you have not declined or canceled your telephone investment privilege, you may make subsequent purchases in your account by telephoning 1-888-ORBITEX between 8:30 a.m. and 5:30 p.m. Eastern time on any day the Fund is open for business. Purchase requests received after 3:00 p.m. Eastern time will be executed on the next day that the Fund is open for business. We will electronically transfer money from the bank account you designate on your Application to your account with the Trust.

----------------------- --------------------------------------------------------
IMPORTANT NOTES

Once you have requested a telephone transaction, and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.

     o Redemptions may be delayed until checks from prior purchases sufficient to cover the redemption amount have been received and have cleared. This can take up to ten calendar days.
----------------------- --------------------------------------------------------

SELLING SHARES

You have the right to sell all or any part of your shares subject to certain restrictions. Selling your shares in the Fund is a "redemption" because the Fund buys back its shares. We will redeem your shares at the NAV next computed following receipt of your redemption request.

We will mail your redemption proceeds to your current address of record or transmit them electronically to your designated bank account. Except under certain conditions discussed below, we will send your redemption to you within seven days after we receive your redemption request. Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared. This may take up to 15 days.

The Fund reserves the right to suspend redemptions or postpone the date of payment (i) when the NYSE or Federal Reserve is closed (other than for customary weekend and holiday closings); (ii) when trading on the NYSE is restricted;
(iii) when the SEC determines that an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or
(iv) by order of the SEC for protection of the Fund's shareholders.

Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of the Fund generally will be paid at the time of redemption.

The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions.

Please call 1-888-ORBITEX for further information. WE WILL NOT PROCESS YOUR REDEMPTION REQUEST IF IT IS NOT IN PROPER FORM (SEE CHART BELOW). WE WILL NOTIFY YOU IF YOUR REDEMPTION REQUEST IS NOT IN PROPER FORM.

If, as a result of your redemption, your account value drops below $2,000, for Investor Shares, we may redeem the remaining shares in your account. We will notify you in writing of our intent to redeem your shares. We will allow at least sixty days thereafter for you to make an additional investment to bring your account value up to at least $2,000 for Investor Shares before we will process the redemption.


-------------------------- -----------------------------------------------------
METHOD OF REDEMPTION       REDEMPTION PROCEDURES
-------------------------- -----------------------------------------------------
THROUGH A FINANCIAL        Contact your financial consultant.
PROFESSIONAL
   [GRAPHIC OMITTED]

-------------------------- -----------------------------------------------------
BY TELEPHONE

You may authorize redemption of some or all shares in your account with the Fund by telephoning the Fund at 1-888-ORBITEX between 8:30 a.m. and 5:30 p.m. Eastern time on any day the Fund is open for business. Redemption requests received

                               [GRAPHIC OMITTED]

after 3:00 p.m. Eastern time will be executed on the next day that the Fund is open for business. You will not be eligible to use the telephone redemption service if you:

     o    have declined or canceled your telephone investment privilege;
     o    wish to redeem less than $1,000; or
     o must provide supporting legal documents such as signature guarantee, or if necessary, for redemption requests by corporations, trusts and partnerships; or
     o    wish to redeem from a retirement account.

-------------------------- -----------------------------------------------------
BY CHECK

 Choose the check-writing feature on the account application.
     o    Minimum check amount is $100
     o    A $2 service fee per check is charged for check copies
     o A $15 service fee will be charged when a check is presented for an amount greater than the value of the shareholder's account
     o    A $12 fee will be charged for "stop payment" requests

-------------------------- -----------------------------------------------------
METHOD OF REDEMPTION       REDEMPTION PROCEDURES (CONTINUED)
-------------------------- -----------------------------------------------------
BY MAIL   [OBJECT OMITTED]


You may mail a written request to Orbitex Group of Funds. Our mailing address is c/o Orbitex Data Services, Inc. P.O. Box 542007, Omaha, Nebraska 68154.
You must include the following information in your written request:


     o a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the names in which the account is registered and your account number;
     o other supporting legal documents, if necessary, for redemption requests by corporations, trusts and partnerships; and o a signature guarantee when you request us to send the redemption proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account or for amounts of $25,000 or larger.

-------------------------- -----------------------------------------------------
BY FAX


You may fax a written request to Orbitex Group of Funds. Our fax number is 1-402-963-9094. You must include the following information in your written request:


     o a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the name(s) in which the account is (are) registered and your account number;

NOTE: WE CANNOT ACCEPT A WRITTEN REDEMPTION REQUEST IF SUPPORTING LEGAL DOCUMENTS OR A SIGNATURE GUARANTEE IS NECESSARY FOR THE REQUEST TO BE IN "GOOD ORDER."

-------------------------- -----------------------------------------------------
REQUEST IN "GOOD ORDER"

For our mutual protection, your redemption request must include:

     o    your account number;
     o    the amount of the transaction;
     o for mail request, signatures of all owners EXACTLY as registered on the account;
     o signature guarantees, if required (signature guarantees can be obtained at most banks, credit unions, and licensed brokers); and
     o    any supporting legal documentation that may be required.

     YOUR REDEMPTION REQUEST WILL BE PROCESSED AT THE NEXT-DETERMINED SHARE
          PRICE AFTER WE HAVE RECEIVED ALL REQUIRED INFORMATION.

-------------------------- -----------------------------------------------------
IMPORTANT NOTE

Once we have processed your redemption request, and a confirmation number has been given, the transaction CANNOT be revoked.

-------------------------- -----------------------------------------------------

TELEPHONE REDEMPTIONS

We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statements and confirmations that you receive. Please contact us immediately about any transaction you believe to be unauthorized.

Orbitex reserves the right to refuse a telephone redemption if the caller cannot provide:

     o    the account number
     o    the name and address exactly as registered on the account
     o the primary social security or employer identification number as registered on the account

We may also require a password from the caller. Orbitex will not be responsible for any account losses due to telephone fraud so long as we have taken reasonable steps to verify the caller's identity. If you wish to cancel the telephone redemption feature for your account, please notify us in writing.


OPTIONS FOR REDEMPTION PROCEEDS

You may receive your redemption proceeds by check or by wire.

CHECK REDEMPTIONS. Normally we will mail your check within two business days of a redemption.

WIRE REDEMPTIONS. Before you can receive redemption proceeds by wire, you must establish this option by completing a special form or the appropriate section of your account application.

If we receive your request for a wire redemption by noon Eastern time, the wire will arrive at your bank by the close of business that same day. Requests that we receive later than noon Eastern time will arrive at your bank by the close of business the following business day. We require a minimum redemption of $1,000 of the Investor Shares in order to send your redemption proceeds by wire.

TRANSFERRING REGISTRATION


You can transfer the registration of your shares in the Fund to another owner by completing a transfer form and sending it to Orbitex Data Services, Inc., P.O. Box 542007, Omaha, Nebraska 68154.






                             HOW TO REACH THE FUND

--------------------------------------------------------------------------------
We are available to answer your questions about the Fund or your account by telephone or by mail Monday through Friday 8:30 a.m. to 5:30 p.m. Eastern time on any day that the Federal Reserve Bank of New York is open for business. Please note, however, that purchase or redemption requests must be received by 3:00 p.m. Eastern time on a day the Fund is open for business. Purchase or redemption requests received after 3:00 p.m. Eastern time will be executed on the next day that the Fund is open for business.
--------------------------------------------------- ----------------------------
By telephone
                           1-888-ORBITEX (or 1-888-672-4839)
                           Call for account or Fund information
[GRAPHIC OMITTED]


--------------------------------------------------- ----------------------------
By regular mail            Orbitex Group of Funds
                           c/o Orbitex Data Services, Inc.
                           P.O. Box 542007
[GRAPHIC OMITTED]          Omaha, Nebraska 68154

--------------------------------------------------- ----------------------------
By express or              Orbitex Group of Funds
 registered mail           c/o Orbitex Data Services, Inc.
                           14707 California Street
                           Suite 5
                           Omaha, Nebraska 68154
--------------------------------------------------- ----------------------------

PRICING OF FUND SHARES


The Fund's net asset value per share, or NAV, is calculated each day the Federal Reserve Bank of New York is open. The NAV is the value of a single share of a Fund. The NAV is calculated at 4:00 p.m. Eastern time. The NAV is determined by subtracting the total of the Fund's liabilities from its total assets and dividing the remainder by the number of shares outstanding. The securities in the Fund's portfolio are valued at their amortized cost, which does not take into account unrealized gains or losses on securities. This method involves initially valuing a security at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount. The amortized cost method minimizes changes in the market value of the Fund's portfolio securities and helps it maintain a stable price of $1.00 per share. There can be no assurance, however, that the Fund will maintain its net asset value at $1.00 per share.


DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund's net income (interest less expenses) and capital gains on its investments.

The Fund declares dividends from net investment income daily and pays them the first business day after the end of each month. Shares purchased by wire before 3:00 p.m. Eastern time begin earning dividends that day. Although the Fund does not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually.


You will receive distributions from the Fund in additional shares of the Fund unless you choose to receive your distributions in cash. If you wish to change the way in which you receive distributions, you should call 1-888-ORBITEX for instructions.

If you have elected to receive distributions in cash, and the U.S. Postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.


FEDERAL TAX CONSIDERATIONS


Your investment will have tax consequences that you should consider. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation.

TAXES ON DISTRIBUTIONS

You will generally be subject to federal income tax and possibly state taxes on all Fund distributions. Your distributions will be taxed in the same manner whether you receive the distributions in cash or additional shares of the Fund. The Fund expects that all, or substantially all, of its distributions will consist of ordinary income. Taxable dividends paid in January may be taxable as if they had been paid the previous December. The Fund sends detailed tax information to its shareholders about the amount and type of its distributions by January 31 for the prior calendar year.

TAX WITHHOLDING

The Fund may be required to withhold U.S. federal income tax at the rate of 31% from all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

OTHER STATE AND LOCAL TAX MATTERS

Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of the particular state.

MANAGEMENT

INVESTMENT ADVISER OF THE ORBITEX CASH RESERVES FUND

Orbitex Management, Inc. (the "Manager"), 410 Park Avenue, New York, NY 10022, is the Fund's investment adviser. The Manager is a subsidiary of Orbitex Financial Services Group, Inc. and an affiliate of Clarke Lanzen Skalla Investment Firm, Inc, Orbitex Funds Distributor, Inc. and American Data Services, Inc.

Under the terms of the investment advisory agreement, the Manager is responsible for formulating the Fund's investment programs and for making day-to-day investment decisions and engaging in portfolio transactions. As long as the Fund invests all of its investable assets in the Portfolio, investment decisions will be made by the investment adviser to the Portfolio, AMR Investment Services, Inc.

Pursuant to an investment advisory agreement with Orbitex Group of Funds, the Manager has been retained as a "dormant' or back-up" investment adviser to manage the assets of the Fund that are not invested in the Portfolio. If the Fund redeems assets from the Portfolio and invests them directly, the Manager would be responsible for formulating the Fund's investment programs and for making day-to-day investment decisions and engaging in portfolio transactions for those assets.

The Manager also furnishes corporate officers, provides office space, services and equipment and supervises all matters relating to the Fund's operations. The advisory agreement also provides that the Manager may retain sub-advisers at the Manager's own cost and expense, for the purpose of managing the investment of the assets of the Fund.

The investment advisory agreement with the Manager provides that, as compensation for its services, the Manager will receive a fee at an annualized rate based on the Fund's average daily net assets. The Manager has agreed to waive its advisory fee for the period that the Fund is a "feeder" in a master-feeder relationship.

INVESTMENT ADVISER OF THE MONEY MARKET PORTFOLIO OF THE AMR INVESTMENT SERVICES TRUST

AMR Investment Services, Inc. is the Portfolio's investment adviser. The Portfolio Adviser's address is 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155. The Portfolio Adviser is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Portfolio Adviser was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of March 31, 2001, the Portfolio Adviser had approximately $24.5billion of assets under management, including approximately $12.4 billion under active management and $12.1 billion as named fiduciary or financial adviser. Of this total, approximately $13.2 billion of assets are related to AMR Corporation. American AAdvantage Money Market Fund is a service mark of AMR Investment Services, Inc. American Airlines is not responsible for investments made in the Orbitex Cash Reserves Fund.

OTHER SERVICE PROVIDERS

The Fund also relies on other companies to provide necessary services for its day-to-day operations. Below is a list of these service providers.


ADMINISTRATOR AND FUND ACCOUNTANT


        American Data Services, Inc.
        The Hauppauge Corporate Center
        150 Motor Parkway
        Hauppauge, New York 11788


TRANSFER AGENT

        Orbitex Data Services, Inc.
        14707 California Street, Suite 5
        Omaha, Nebraska 68154



DISTRIBUTOR

        Orbitex Funds Distributor, Inc.
        14747 California Street
        Omaha, Nebraska 68154

CUSTODIAN

        Circle Trust Company
        Metro Center, One Station Place, Suite 30
        Stamford, Connecticut 06902

COUNSEL

        Clifford Chance Rogers & Wells LLP
        200 Park Avenue
        New York, New York 10166

INDEPENDENT ACCOUNTANTS

Fund

        PricewaterhouseCoopers, LLP
        Room 2255-4
        1177 Avenue of the Americas
        New York, New York 10036


Portfolio

        Ernst & Young LLP
        2121 San Jacinto #1500
        Dallas, Texas 75201



FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE FISCAL PERIOD PRESENTED. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.


                                                                 PERIOD ENDED
                                                               DECEMBER 31, 2000

                                                                   INVESTOR
                                                                   SHARES(1)
                                                              ------------------

   Net asset value, beginning of period ....................    $  1.0000
Investment Operations
    Net investment income ..................................       0.0282
Distributions From
    Net investment income ..................................      (0.0282)
                                                                -----------
 Net asset value, end of period ............................    $  1.0000
                                                                ===========

Total return (2) ...........................................         6.22%

Ratio/Supplementary Data
Net Assets, at End of Period (000's omitted) ..............     $   1,102

Ratio of expenses to average net assets:
   Expenses including reimbursement/waiver (3) .............         0.60%(2)
   Expenses excluding reimbursement/waiver (3) .............         2.68%(2)
   Net investment income including reimbursement/waiver ....         6.16%(2)


--------------------------------------------------------------------------------

(1) For the period July 18, 2000 (commencement of operations) to December 31, 2000.
(2) Annualized.
(3) Includes the Fund's share of the Portfolio's allocated expenses.

WHERE TO GO FOR MORE INFORMATION:

You will find more information about the ORBITEX Cash Reserves Fund and the Orbitex Group of Funds in the following documents:

     o ANNUAL AND SEMI-ANNUAL REPORTS: Our annual and semi-annual reports list the Fund's holdings, describe its performance, include financial statements for the Fund, and discuss the market conditions and strategies that significantly affected the Fund's performance during their last fiscal year.

     o STATEMENT OF ADDITIONAL INFORMATION: The Statement of Additional Information contains additional and more detailed information about the Fund, and is incorporated by reference into this prospectus (it is considered to be a part of this Prospectus).

The SAI and the financial statements included in the current annual and semi-annual reports are incorporated by reference into (and are thus a part of) this prospectus.

THERE ARE THREE WAYS TO GET A COPY OF THESE DOCUMENTS:

1.         Call or write for one, and a copy will be sent without charge.


           ORBITEX GROUP OF FUNDS
           C/O ORBITEX DATA SERVICES, INC.
           P.O. BOX 542007
           OMAHA, NEBRASKA 68154
           1-888-ORBITEX (OR 1-888-672-4839)
           WWW.ORBITEXUSA.COM


2. Write the Public Reference Room of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. Or, you may e-mail your request to PUBLICINFO@SEC.GOV. The SEC charges a fee for this service. You can also go to the Public Reference Room and copy the documents while you are there. Information about the Public Reference Room may be obtained by calling the number below.

           PUBLIC REFERENCE ROOM
           U.S. SECURITIES & EXCHANGE COMMISSION
           450 FIFTH STREET, NW, WASHINGTON, DC 20549-0102.
           1-202-942-8090

3. Go to the SEC's website (www.sec.gov) and download a free text-only version.


IF YOU ARE A CURRENT FUND SHAREHOLDER AND WOULD LIKE INFORMATION ABOUT YOUR ACCOUNT, ACCOUNT TRANSACTIONS, OR ACCOUNT STATEMENTS, PLEASE CALL US AT 1-888-ORBITEX (OR 1-888-672-4839)


IF YOU PURCHASED YOUR SHARES THROUGH A FINANCIAL INSTITUTION, YOU MAY CONTACT THAT INSTITUTION FOR MORE INFORMATION.











   The Orbitex Group of Funds Investment Company Act File Number is 811-8037.